UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21492

Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina M. Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	Quarter ended December 31, 2007

Item 1.           Schedule of Investments

RESERVE SHORT-TERM INVESTMENT TRUST

RESERVE YIELD PLUS FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2007 (Unaudited)

Principal Amount			Value
	ASSET BACKED SECURITIES - 9.9%
$20,000,000	Americredit Automobile Receivables Trust, 5.43%, 11/8/10		$19,998,823
13,965,355	Harley-Davidson Motorcycle Trust, 3.20%, 5/15/12		13,926,160
40,000,000	Hyundai Auto Receivables Trust, 5.11%, 1/15/10		40,013,636
21,000,000	Nissan Auto Lease Trust, 5.20%, 2/16/10		21,000,000
9,000,000	SLMA Student Loan Trust, 5.04%, 10/25/12		9,000,000
	Total Asset Backed Securities (Cost $103,803,008)		103,938,619

	ASSET BACKED COMMERCIAL PAPER – 37.8%
25,000,000	Aspen Funding Corp., 4.83%, 2/5/08(a)		24,862,609
50,000,000	Beethoven Funding Corp., 5.41%, 1/18/08(a)		49,885,558
25,000,000	Belmont Funding LLC, 4.90%, 4/24/08(a)		24,567,950
25,000,000	Belmont Funding LLC, 5.26%, 6/9/08(a)		24,411,675
25,000,000	Ebbets Funding LLC, 5.11%, 1/30/08(a)		24,892,122
25,000,000	Erasmus Capital Corp., 5.10%, 2/11/08(a)		24,836,195
20,050,000	Erasmus Capital Corp., 5.05%, 2/12/08(a)		19,914,250
30,000,000	Gemini Securitization Corp. LLC, 4.80%, 1/31/08(a)		29,866,192
25,000,000	Lexington Parker Capital, 5.30%, 6/13/08(a)		24,399,000
25,000,000	Market Street Funding LLC, 5.80%, 3/13/08(a)		24,729,075
25,000,000	Morrigan TRR Funding LLC, 4.88%, 4/25/08(a)		24,566,275
50,000,000	Tasman Funding Inc., 5.15%, 2/26/08(a)		49,559,320
50,000,000	Victory Receivables Corp., 5.02%, 2/8/08(a)		49,693,727
	Total Asset Backed Commercial Paper (Cost $396,452,193)		396,183,948

	FLOATING RATE NOTES - 46.1%
35,000,000	American Express Centurion Bank, 4.95%, 2/20/09*		34,885,830
30,000,000	Aust & NZ Banking Group, 5.11%, 7/3/08*		30,000,000
25,000,000	Banco Bilbao Vizcaya Argentaria, 5.14%, 3/12/09*(a)		24,952,300
50,000,000	Bank of Nova Scotia, 4.96%, 1/30/09*		49,862,600
50,000,000	Bank of Scotland PLC, 5.24%, 9/5/08*		50,000,000
20,000,000	Goldman Sachs Group Inc., 4.62%, 2/13/09*		20,000,000
30,000,000	IBM International Group Capital, 4.93%, 2/13/09*		29,977,110
25,000,000	JP Morgan Chase & Co., 5.42%, 10/2/09*		24,945,680
40,000,000	MBIA Global Funding LLC, 4.88%, 2/13/09*		40,000,000
30,000,000	Merrill Lynch and Co., 5.19%, 10/23/08*		29,595,540
24,000,000	Merrill Lynch and Co., 5.07%, 1/30/09*		23,911,578
25,000,000	Morgan Stanley, 4.68%, 1/11/08*		25,000,243
25,000,000	Natixis, 4.71%, 7/25/08*		24,991,225
25,000,000	Nordea Bank Finland NY, 5.23%, 4/9/09*		24,887,028
50,000,000	Skandinaviska Enskilda Banken, 5.22%, 1/5/09*		49,980,329
	Total Floating Rate Notes (Cost $483,709,162)		482,989,463

	INVESTMENT COMPANY - 1.0%
10,870,000	Primary Fund Class Institutional, 5.13%, 1/2/08		10,870,000
	Total Investment Company (Cost $10,870,000)

	MEDIUM-TERM NOTES - 4.8%
25,000,000	AIG Matched Funding Corp., 5.22%, 9/18/08		24,986,925
25,000,000	JP Morgan Chase & Co., 5.26%, 11/19/09		24,923,625
	Total Medium-Term Note (Cost $50,000,000)		49,910,550

	Total Investments (Cost $1,044,834,363)	99.6%	1,043,892,580
	Other Assets less Liabilities	0.4	4,568,264
	Net Assets	100.0%	$1,048,460,844

GLOSSARY

SLMA - Student Loan Marketing Association

* Variable Rate Instrument. This is the rate in effect at the time of this report.
(a) Issued under 144A .

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Short-Term Investment Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date:        February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick Farrell
Patrick Farrell
Chief Financial Officer

Date:        February 29, 2008

*  Print the name and title of each signing officer under his or her signature.